Commitments (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 7,024
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net		$ 38,127